Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Segment Information

21. SEGMENT INFORMATION

The Partnership primarily produces and markets coal from surface and underground mines in Kentucky, West Virginia, Ohio and Utah. The Partnership sells primarily to electric utilities in the United States. In addition, with the Elk Horn Acquisition mentioned earlier, the Partnership also leases coal reserves to third parties in exchange for royalty revenues. For the year ended December 31, 2013, the Partnership has five reportable business segments: Central Appalachia (comprised of both surface and underground mines located in Eastern Kentucky and Southern West Virginia, along with the Elk Horn operations), Northern Appalachia (comprised of both surface and underground mines located in Ohio), Rhino Western (comprised of an underground mine in Utah) and Eastern Met (comprised solely of the Rhino Eastern joint venture with Patriot).

Beginning with 2013 year-end reporting, the Partnership initially included a reportable business segment for its oil and natural gas activities since the total assets for these operations met the quantitative threshold for separate segment reporting. The Oil and Natural Gas segment included the Partnership’s Utica Shale activities, which were sold during the first quarter of 2014 as described in Note 3, as well as the Partnership’s Cana Woodford activities, the Razorback drill pad construction operations and the Muskie joint venture to provide sand for fracking operations. Prior to 2013, the Partnership’s oil and natural gas activities were included in its Other category for segment reporting purposes. Since the majority of the Partnership’s oil and natural gas activities were in the Utica Shale and the Utica Shale financial results have been reclassified in discontinued operations due to their sale, the segment data for the Partnership’s remaining oil and natural gas activities have been reclassified in the Other category for segment reporting purposes for all periods presented since they are not material for separate segment reporting.

The Partnership’s Other category as reclassified is comprised of the Partnership’s ancillary businesses and its remaining oil and natural gas activities. Held for sale assets are also included in the Other category for segment reporting purposes. The Partnership has not provided disclosure of total expenditures by segment for long-lived assets, as the Partnership does not maintain discrete financial information concerning segment expenditures for long lived assets, and accordingly such information is not provided to the Partnership’s chief operating decision maker. The information provided in the following tables represents the primary measures used to assess segment performance by the Partnership’s chief operating decision maker.

The Partnership has historically accounted for the Rhino Eastern joint venture (formed in the year ended December 31, 2008) under the equity method. Under the equity method of accounting, the Partnership has historically only presented limited information (net income). The Partnership considers this operation to comprise a separate operating segment and has presented additional operating detail (with corresponding eliminations and adjustments to reflect its percentage of ownership) below. Since this equity method investment met the significance test of ten percent of net income or loss in 2012 and 2013, the Partnership has presented additional summarized financial information for this equity method investment below.

During 2012, the Partnership changed the method to allocate certain corporate overhead and interest charges to its reportable segments from a method based on production tons to a method based upon the amount invested in fixed assets. The Partnership changed the allocation method as a result of additional investments that the Partnership has made in its non-coal operations. Reportable segment figures presented below have been re-cast for 2011 for comparability purposes.

Reportable segment results of operations and financial position for the year ended December 31, 2013 are as follows (Note: “DD&A” refers to depreciation, depletion and amortization):

				Eastern Met
	Central Appalachia	Northern Appalachia	Rhino Western	Complete Basis	Equity Method Eliminations	Equity Method Presentation	Other	Total Consolidated
	(in thousands)
Total assets	$ 293,675	$ 54,906	$ 66,463	$ 44,791	$ (44,791)	$ -	$ 152,723	$ 567,767
Total revenues	147,430	80,401	38,249	27,853	(27,853)	-	6,185	272,265
DD&A	24,170	8,127	5,476	1,949	(1,949)	-	1,854	39,627
Interest expense	3,927	771	665	17	(17)	-	2,535	7,898
Net Income (loss) from continuing operations	$ (7,132)	$ 26,089	$ (2,378)	$ (8,369)	$ 4,101	$ (4,268)	$ (4,200)	$ 8,111

Reportable segment results of operations and financial position for the year ended December 31, 2012 are as follows:

				Eastern Met
	Central Appalachia	Northern Appalachia	Rhino Western	Complete Basis	Equity Method Eliminations	Equity Method Presentation	Other	Total Consolidated
	(in thousands)
Total assets	$ 325,418	$ 57,429	$ 70,822	$ 52,682	$ (52,682)	$ -	$ 106,207	$ 559,876
Total revenues	183,374	122,024	40,696	55,221	(55,221)	-	5,649	351,743
DD&A	26,220	8,339	4,653	2,098	(2,098)	-	2,062	41,274
Interest expense	4,385	811	717	155	(155)	-	1,854	7,767
Net Income (loss) from continuing operations	$ 3,668	$ 29,565	$ 5,691	$ 11,937	$ (5,923)	$ 6,014	$ (5,491)	$ 39,447

Reportable segment results of operations and financial position for the year ended December 31, 2011 are as follows:

				Eastern Met
	Central Appalachia	Northern Appalachia	Rhino Western	Complete Basis	Equity Method Eliminations	Equity Method Presentation	Other	Total Consolidated
	(in thousands)
Total assets	$ 325,746	$ 57,137	$ 72,986	$ 45,219	$ (45,219)	$ -	$ 83,334	$ 539,203
Total revenues	219,274	119,966	21,688	50,073	(50,073)	-	6,293	367,221
DD&A	22,115	8,160	3,057	2,959	(2,959)	-	2,993	36,325
Interest expense	3,074	687	547	52	(52)	-	1,754	6,062
Net Income (loss)	$ 16,497	$ 27,404	$ (2,596)	$ 5,715	$ (2,727)	$ 2,988	$ (6,995)	$ 37,298

Additional summarized financial information for the equity method investment as of and for the periods ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
	(in thousands)
Current assets	$ 5,608	$ 12,788	$ 7,880
Noncurrent assets	39,183	39,805	37,339
Current liabilities	2,020	6,290	4,361
Noncurrent liabilities	4,794	4,496	5,098
Total costs and expenses	36,206	43,140	44,307
(Loss)/income from operations	(8,353)	12,081	5,766

Additional information on the Partnership’s revenue by product category for the periods ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
	(in thousands)
Met coal revenue	$ 53,721	$ 59,511	$ 79,227
Steam coal revenue	182,880	245,057	254,649
Other revenue	35,664	47,175	33,345
Total revenue	$ 272,265	$ 351,743	$ 367,221